SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 020
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

CUMMINS RETIREMENT AND SAVINGS PLAN
AND
CUMMINS RETIREMENT AND SAVINGS PLAN FOR CERTAIN COLLECTIVELY BARGAINED EMPLOYEES

SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS

(HELD AT END OF YEAR) - CUMMINS RETIREMENT AND SAVINGS PLAN
December 31, 2025
EIN 35-0257090
Plan Number: 020
(a)	(b)	(c)	(d)	(e)
		Description of		Current
	Identity of Issue	Investment	Cost	Value
*	Participants	Participant loans - 1 - 4.5 year maturity
		4.25% - 9.50%	$0	$68,883,256

* Party in interest

EPB 030
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

CUMMINS RETIREMENT AND SAVINGS PLAN
AND
CUMMINS RETIREMENT AND SAVINGS PLAN FOR CERTAIN COLLECTIVELY BARGAINED EMPLOYEES

SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS
(HELD AT END OF YEAR) - CUMMINS RETIREMENT AND SAVINGS PLAN FOR CERTAIN COLLECTIVELY BARGAINED EMPLOYEES
December 31, 2025
EIN 35-0257090
Plan Number: 030
(a)	(b)	(c)	(d)	(e)
		Description of		Current
	Identity of Issue	Investment	Cost	Value
*	Participants	Participant loans - 1 - 4.5 year maturity
		4.25% - 9.50%	$0	$850,917

* Party in interest